Basis of Preparation	12 Months Ended
Apr. 30, 2021
Basis Of Presentation [Abstract]
Basis of Preparation
2.	Basis of preparation

a)	Statement of compliance

These consolidated financial statements for the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on July 28, 2021.

b)	Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except certain financial instruments, which are measured at fair value, as explained in the Company’s accounting policies discussed in note 3. These financial statements have been prepared using the accrual basis of accounting except for cash flow information. The consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency, and all values are rounded to the nearest thousand dollars, unless otherwise indicated.

The preparation of consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment of complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.

c)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and all of its subsidiaries, which are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from the entity’s activities. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposal or loss of control. The Company’s wholly-owned subsidiary Bernal, along with various other subsidiaries, carry out their operations in Mexico, U.S.A. and in Canada.

All intra-group transactions, balances, income and expenses are eliminated, in full, on consolidation.